REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING	12 Months Ended
Dec. 31, 2025
REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING
REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING

11.      REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING

On December 26, 2018, the Company, together with Wuxi Huicheng Yuanda Investment Partnership (Limited Partnership) (“Wuxi LP”) established CASI Wuxi to build and operate a manufacturing facility in the Wuxi Huishan Economic Development Zone in Jiangsu Province, China. The Company holds 80% of the equity interests in CASI Wuxi and intended to invest, over time, $80 million in CASI Wuxi. The Company has paid $31 million in cash and transferred selected ANDAs valued at $30 million as of December 31, 2022. Wuxi LP holds 20% of the equity interest in CASI Wuxi through its investment in RMB of $20 million in cash (paid in March 2019). As the transfer of ANDAs, valued at $30 million, was to the Company’s consolidated subsidiary (CASI Wuxi), the Company recognized the transfer of the ANDAs at their carrying value and did not recognize a gain on the transfer.

Pursuant to the investment contract between the Company and Wuxi LP and Articles of Association of CASI Wuxi, the Company has the call option to purchase the 20% equity interest in CASI Wuxi held by Wuxi LP at any time within 5 years from the date of establishment of CASI Wuxi (i.e. up to December 26, 2023). Wuxi LP has the put option to require the Company to redeem the 20% equity interest in CASI Wuxi at any time after December 26, 2023. The redemption value under both the Company’s embedded put option and Wuxi LP’s embedded call option is equal to $20 million plus interest at the bank loan interest rate issued by the People's Bank of China for the period beginning with the initial capital contribution by Wuxi LP to the date of redemption. In addition, Wuxi LP has the put option to require the Company to redeem the 20% equity interest in CASI Wuxi at $20 million upon the occurrence of any of the following conditions: (i) the Company fails to fulfill its investment obligation to CASI Wuxi; (ii) CASI Wuxi suffers serious losses, discontinued operation, dissolution, goes into process of bankruptcy liquidation; or (iii) the Company substantially violates the investment contract and Articles of Association of CASI Wuxi.

The investment of Wuxi LP in CASI Wuxi is treated as redeemable noncontrolling interest and is classified outside of permanent equity on the consolidated balance sheets because (1) the noncontrolling interest is not mandatorily redeemable financial instruments, and (2) it is redeemable at the option of the holder, or upon the occurrence of an event that is not solely within the control of the Company. The Company initially recorded the redeemable noncontrolling interest at its fair value of $20 million. The carrying amount of the redeemable noncontrolling interest is subsequently recorded at the greater of the amount of (1) the initial carrying amount, increased or decreased for the redeemable noncontrolling interest’s share of net income or loss in CASI Wuxi or (2) the redemption value, assuming the noncontrolling interest is redeemable at the balance sheet date. Accretion of the carrying amount of redeemable noncontrolling interest to the redemption value is recorded in additional paid-in capital.

In December 2023, the Company entered into a series of agreements, including a capital reduction agreement, a long term borrowing agreement, and four guarantee agreements, with Wuxi LP, CASI China and CASI Wuxi, pursuant to which, (i) CASI Wuxi will reduce its registered capital and return to Wuxi LP the investment principal made by Wuxi LP in CASI Wuxi in the amount of RMB134.2 million (equivalent to its original investment of US$20 million, the “Investment Principal”), together with certain investment return in the amount of RMB26.2 million to be paid in instalments (the “Dividends Payable”), and Wuxi LP shall cease to be a shareholder of CASI Wuxi, (ii) Wuxi LP shall reinvest the Investment Principal into a three-year long term borrowing to CASI Wuxi (the “Long term borrowing”, together with the Dividends Payable, the “Exchanged Liabilities”), which shall have a non-compounding annual interest rate of 4.05% and can, from the beginning date of the Long term borrowing term till the six month anniversary after the maturity of the Long term borrowing, be partially or fully converted into the equity interest of any subsidiaries of the Company at the conversion date fair value, solely at Wuxi LP’s discretion, and (iii) each of the Company and CASI China will provide irrevocable joint and several liability guarantees on the above-mentioned payment obligations. The term of the Long term borrowing will start on December 25, 2023 and end on December 31, 2026. The Dividends Payable shall be paid in four instalments in the amount of RMB5.2 million, RMB 5.2 million, RMB 7.9 million, and RMB 7.9 million in December 2023, June 2024, June 2025 and June 2026, respectively. The Company recognized the difference between the fair value of the Exchanged Liabilities and the carrying amount of the redeemable noncontrolling interest in amount of $22,000 against additional paid-in capital as deemed dividends to Wuxi LP. The Company determined the fair value of the Exchanged Liabilities using discounted cash flow method. As of December 31, 2023, the balance of the principal of the Long term borrowing is presented in “Long term borrowing” on the consolidated balance sheet, the balance of remaining Dividends Payable and interests accrued for the Long term borrowing is included in “Accrued and other current liabilities” and “Other liabilities” (see Note 8) on the consolidated balance sheet.

The provision related to the Long term borrowing includes certain financial and non-financial covenants, including certain revenue threshold generated by CASI Wuxi for each of the years from 2024 to 2028. For the years ended December 31, 2025 and 2024, CASI Wuxi failed to satisfy the revenue threshold, therefore WUXI LP has the right to request immediate repayment of all of the balances of the long term borrowing. The Company reclassified the balance of the Long term borrowing to current liability.

Changes in redeemable noncontrolling interest during the years ended December 31, 2023 are as follows:

Year Ended December 31,
(In thousands)	2023
Balance at beginning of year	$22,358
Share of CASI Wuxi net loss	(2,602)
Accretion of redeemable noncontrolling interest	3,281
Foreign currency translation adjustment	(621)
Redemption of Wuxi NCI	(22,416)
Balance at end of year	$—